Note 31 - Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Note 31 - Related party transactions
Disclosure of transactions between related parties [text block]
		Year ended December 31,
(i)	Transactions	2023	2022	2021
	(a) Sales of goods and services
	Sales of goods to associated companies	56,152	100,019	71,879
	Sales of goods to other related parties	121,679	151,884	76,467
	Sales of services to associated companies	1,564	1,472	1,164
	Sales of services to joint ventures	135	131	130
	Sales of services to other related parties	109,553	109,123	49,268
		289,083	362,629	198,908
	(b) Purchases of goods and services
	Purchases of goods to associated companies	324,556	555,257	225,319
	Purchases of goods to joint ventures	72,741	101,620	69,610
	Purchases of goods to other related parties	61,366	51,040	32,453
	Purchases of services to associated companies	13,349	13,759	9,763
	Purchases of services to other related parties	76,751	36,767	13,806
		548,763	758,443	350,951
	(c) Financial Results
	Income from joint ventures	5,645	3,804	2,867
		5,645	3,804	2,867

	(d) Dividends
	Dividends received from associated companies	69,216	64,189	78,926
	Dividends distributed to Techint Holdings S.àr.l.	385,347	321,122	192,673

		At December 31,
(ii)	Period-end balances	2023	2022
	(a) Arising from sales / purchases of goods / services
	Receivables from associated companies	7,589	9,012
	Receivables from joint ventures	63,374	60,123
	Receivables from other related parties	62,986	78,370
	Payables to associated companies	(21,012)	(113,738)
	Payables to joint ventures	(28,361)	(28,490)
	Payables to other related parties	(11,488)	(13,283)
		73,088	(8,006)
	(b) Financial debt
	Finance lease liabilities from associated companies	(1,459)	(1,650)
	Finance lease liabilities from other related parties	(375)	(483)
		(1,834)	(2,133)